Other Borrowed Funds (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($)
Federal Home Loan Bank advances
Other borrowed funds	$ 436,138,000	$ 436,327,000
Short-term Debt [Member]
Federal Home Loan Bank advances
Average daily balance		$ 110,776,000
Average rate (as a percent)		1.19%
Maximum amount outstanding at any month end		$ 292,000,000
Long-term Debt [Member]
Federal Home Loan Bank advances
Other borrowed funds	$ 436,138,000	$ 436,327,000
Rate on balance outstanding at year end (as a percent)	1.73%	1.73%
Average daily balance	$ 436,225,000	$ 436,411,000
Average rate (as a percent)	1.71%	1.71%
Maximum amount outstanding at any month end	$ 436,311,000	$ 436,495,000
Long-term Debt [Member] | Federal Home Loan Bank advances maturing July 2028
Federal Home Loan Bank advances
Other borrowed funds	75,000,000
Long-term Debt [Member] | Federal Home Loan Bank advances maturing March 2033
Federal Home Loan Bank advances
Other borrowed funds	100,000,000
Long-term Debt [Member] | Federal Home Loan Bank advances maturing August 2033
Federal Home Loan Bank advances
Other borrowed funds	$ 250,000,000
Long-term Debt [Member] | Federal Home Loan Bank amortizing advances
Federal Home Loan Bank advances
Number of amortizing advances | loan	2
Amortizing in 2022	$ 194,000
Amortizing in 2023	199,000
Amortizing in 2024	204,000
Amortizing in 2025	210,000
Amortizing in 2026	2,215,000
Long-term Debt [Member] | Federal Home Loan Bank advances maturing December 2033
Federal Home Loan Bank advances
Other borrowed funds	3,033,000
Long-term Debt [Member] | Federal Home Loan Bank advances maturing November 2033
Federal Home Loan Bank advances
Other borrowed funds	$ 8,104,000